Intangible Assets (Details) - Schedule of business acquisitions and asset acquisitions, noncurrent liabilities - Aria Energy LLC [Member] - USD ($) $ in Thousands	Sep. 14, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Gross Liability		$ 19,828
Accumulated Amortization		14,059
Net		$ 5,769
Gas purchase agreements [Member]
Condensed Financial Statements, Captions [Line Items]
Gross Liability	$ 19,828
Accumulated Amortization	15,893
Net	$ 3,935